Taxation - Reconciliation of income tax benefit (Details) - GBP (£) £ in Thousands			12 Months Ended
	Apr. 01, 2021	Apr. 01, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax
UK current tax on loss for the year			£ (20,459)	£ (6,706)	£ (2,074)
Overseas taxation on loss for the year			13	37	0
Adjustments in respect of prior year			(26)	(12)	(22)
Total current tax benefit			(20,472)	(6,681)	(2,096)
Deferred tax
Origination and reversal of timing differences			(870)	(279)	0
Effect of tax rate change on opening balance			(565)	0	0
Total deferred tax benefit			(1,435)	(279)	0
Income tax benefit			(21,907)	(6,960)	(2,096)
Loss on ordinary activities before tax			£ (140,635)	£ (56,191)	£ (24,379)
Normal applicable rate of tax	19.00%	19.00%	19.00%	19.00%	19.00%
Loss on ordinary activities multiplied by normal rate			£ (26,721)	£ (10,676)	£ (4,632)
Effects of:
Fixed asset differences			(693)	(181)	0
Other permanent differences			(3,727)	0	0
Expenses not deductible for tax purposes			7,304	3,831	510
Income not deductible for tax purposes			0	(1)	(1)
Additional deduction for R&D expenditure			(15,503)	(5,185)	(1,536)
Surrender of tax losses for R&D tax credit refund			6,496	2,173	644
R&D expenditure credits			480	295	73
Adjustments to tax charge in respect of previous periods			(26)	(12)	(22)
Adjustments for foreign tax			(395)	(435)	0
Effects of changes in tax rates			0	0	0
Deferred tax not recognised			£ 10,878	£ 3,231	£ 2,868